Notes to Profit or Loss - Summary Of Detailed Information About In Limited Unlimited Carry Forward Tax Losses (Detail) € in Thousands	Dec. 31, 2019 EUR (€)
Disclosure of Limited And Unlimited Carry Forward of Tax Losses [Line Items]
Tax Losses from Prior Years	€ 194,795
Tax Losses from Current Year	121,061
Expiry of Tax Losses in 2019	(4)
Total Tax Losses as of December 31, 2019	315,852
Expected Deferred Tax Assets on Total Tax Losses	79,939
Write-Down of Deferred Tax Assets on Total Tax Losses	76,096
Deferred Tax Assets on Tax Losses as of December 31, 2019	3,843
Unlimited Carry Forward Of Tax Losses [member]
Disclosure of Limited And Unlimited Carry Forward of Tax Losses [Line Items]
Tax Losses from Prior Years	177,317
Tax Losses from Current Year	118,100
Expiry of Tax Losses in 2019	0
Total Tax Losses as of December 31, 2019	295,417
Expected Deferred Tax Assets on Total Tax Losses	77,607
Write-Down of Deferred Tax Assets on Total Tax Losses	75,115
Deferred Tax Assets on Tax Losses as of December 31, 2019	2,492
Limited Carry Forward Of Tax Losses Expiry [member]
Disclosure of Limited And Unlimited Carry Forward of Tax Losses [Line Items]
Tax Losses from Prior Years	17,478
Tax Losses from Current Year	2,961
Expiry of Tax Losses in 2019	(4)
Total Tax Losses as of December 31, 2019	20,435
Expected Deferred Tax Assets on Total Tax Losses	2,322
Write-Down of Deferred Tax Assets on Total Tax Losses	981
Deferred Tax Assets on Tax Losses as of December 31, 2019	€ 1,351